BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 59,009,000	$ 10,255,021	$ 1,968,632
Prepaid expenses and other current assets	607,000	22,593	70,970
Total current assets	59,616,000	10,277,614	2,039,602
Debt issuance costs, net	1,215,000	1,467,959
Property and equipment, net	386,000	352,194	380,203
Other long-term assets	199,000	1,616,013	9,179
Total assets	61,416,000	13,713,780	2,428,984
Current liabilities:
Accounts payable and accrued expenses		3,903,055	1,365,574
Accounts payable and accrued expenses	4,031,000	3,711,000
Current portion of capital lease obligation	32,000	31,507	31,303
Convertible notes	1,097,000	77,000	3,846,000
Current portion of term notes	1,632,000	115,000
Total current liabilities	6,792,000	3,934,562	5,242,877
Convertible notes, net	7,708,000	7,235,441
Term notes, net	11,562,000	10,853,162
Line of credit			34,845
Derivative and warrant liability	41,097,000	15,965,891	2,813,260
Capital lease obligation, net	3,000	26,412	57,919
Total liabilities	$ 67,162,000	$ 38,015,468	$ 8,148,901
Commitments and contingencies
Redeemable convertible preferred stock:
Total Redeemable Convertible Preferred Stock		$ 24,206,612	$ 18,547,380
Stockholders' deficit:
Common stock, $0.0001 par value, 250,000,000 shares authorized, 14,241,562 shares issued and outstanding as of September 30, 2015 (unaudited); $0.0001 par value, 140,000,000 shares authorized, 2,381,041 shares issued and outstanding as of December 31, 2014	$ 3,000	238	1,438,302
Additional paid-in capital	$ 89,873,000	$ 1,651,822
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, no shares issued or outstanding as of September 30, 2015 (unaudited) or December 31, 2014, respectively
Accumulated deficit	$ (95,622,000)	$ (50,160,360)	(25,705,599)
Total stockholders' deficit	(5,746,000)	(48,508,300)	(24,267,297)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	$ 61,416,000	13,713,780	2,428,984
Series A Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Total Redeemable Convertible Preferred Stock		3,342,849	3,342,849
Series B Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Total Redeemable Convertible Preferred Stock		3,312,465	3,312,465
Series C Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Total Redeemable Convertible Preferred Stock		11,892,066	$ 11,892,066
Series D Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Total Redeemable Convertible Preferred Stock		5,659,232
Series D-1 Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Total Redeemable Convertible Preferred Stock		0
Pro Forma
Current assets:
Cash and cash equivalents		10,255,021
Prepaid expenses and other current assets		22,593
Total current assets		10,277,614
Debt issuance costs, net		1,467,959
Property and equipment, net		352,194
Other long-term assets		1,616,013
Total assets		13,713,780
Current liabilities:
Accounts payable and accrued expenses		3,903,055
Current portion of capital lease obligation		31,507
Total current liabilities		3,934,562
Convertible notes, net		7,235,441
Term notes, net		10,853,162
Derivative and warrant liability		15,965,891
Capital lease obligation, net		26,412
Total liabilities		$ 38,015,468
Commitments and contingencies
Stockholders' deficit:
Common stock, $0.0001 par value, 250,000,000 shares authorized, 14,241,562 shares issued and outstanding as of September 30, 2015 (unaudited); $0.0001 par value, 140,000,000 shares authorized, 2,381,041 shares issued and outstanding as of December 31, 2014		$ 795
Additional paid-in capital		25,857,877
Accumulated deficit		(50,160,360)
Total stockholders' deficit		(24,301,688)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit		$ 13,713,780